Schedule II: Valuation and Qualifying Accounts	12 Months Ended
Jan. 31, 2017
Valuation And Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts

Schedule II: Valuation and Qualifying Accounts

		Additions
(in thousands)	Balance at Beginning of Period	Charges to Costs and Expenses	Charges to Other Accounts	Deductions	Balance at End of Period
Allowance for customer receivables:
Fiscal year ended January 31, 2015(1)	$5,341	$1,718	$—	$(3,892)	$3,167
Fiscal year ended January 31, 2016	3,167	1,392	—	(1,314)	3,245
Fiscal year ended January 31, 2017	3,245	188	—	(235)	3,198

Valuation allowance for deferred tax asset:
Fiscal year ended January 31, 2015	$72,487	$44,618	$(1,913)	$(202)	$114,990
Fiscal year ended January 31, 2016	114,990	26,923	(1,580)	(209)	140,124
Fiscal year ended January 31, 2017	140,124	20,792	(57)	(3,195)	157,664

Allowance for inventory:
Fiscal year ended January 31, 2015	$2,412	$18	$—	$(811)	$1,619
Fiscal year ended January 31, 2016	1,619	571	—	(974)	1,216
Fiscal year ended January 31, 2017	1,216	123	—	(430)	909

(1)

For the fiscal year ended January 31, 2015, deductions on the allowance for customer receivables primarily relates to a write-off of invoices from a certain customer, as well as collections on receivables previously reserved.